Note 16 - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

16. Related Parties

We had convertible notes with certain related parties that were settled in connection with the Merger. See Note 4 (Reverse Recapitalization).

The following table provides the associated finance costs as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Convertible notes from related parties
Interest expense on amounts owed to related parties	$—	$—	$—	$44

There are no sales or purchases transactions with entities which have significant influence over us or our key management personnel.

See description of transactions with CF&Co and Liberty Investment as part of the Merger Transaction described in Note 4 (Reverse Recapitalization).

We made purchases totaling $1.4 million from our equity method investee, OS, in the nine months ended September 30, 2023 and there was $0.7 million owed to OS and included in accounts payable at September 30, 2023.

16. Related Parties

We had convertible notes with certain related parties at December 31, 2021. The convertible notes were settled in connection with the Merger. See Note 4 (Recapitalization Transaction). The following table provides the balances owed and associated finance costs as follows:

	December 31,
	2022	2021	2020
Convertible notes debt from related parties
Amounts owed to related parties	$—	$13,028	$—
Interest expense	$554	$620	$591

There are no sales or purchases transactions with entities with significant influence over us or our key management personnel.

See description of transactions with CF&Co and Liberty Investment as part of the Merger transaction described in Note 4 (Reverse Recapitalization).

We made purchases totaling $456 from our equity method investee, OS, during the period beginning on the investment date to December 31, 2022. See Note 21 (Equity Method Investment).